Significant Accounting Policies: Long-lived Assets (Policies)	12 Months Ended
Mar. 31, 2013
Policies
Long-lived Assets

Long-Lived Assets

We periodically review the carrying amount of our long-lived assets for impairment. An asset is considered impaired when estimated future cash flows are less than the carrying amount of the asset. In the event the carrying amount of such asset is not considered recoverable, the asset is adjusted to its fair value. Fair value is generally determined based on discounted future cash flow. There were no impairments of long-lived assets during the years ended March 31, 2013 and 2012.